Fair Value	9 Months Ended
Sep. 30, 2018
Fair Value [Abstract]
Fair Value

2. FAIR VALUE

The Fair Value Measurements and Disclosures topic of the Codification defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly; and

Level 3: Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Trust separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments – The Trust’s cash instruments are generally classified within Level 1 of the fair value hierarchy, because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations and an investment in a quoted short-term U.S. government securities money market fund. The Managing Owner, does not adjust the quoted price for such instruments even in situations where the Trust holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts – Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

Spot currency contracts are valued based on current market prices (“Spot Price”). Forward currency contracts are valued based on pricing models that consider the Spot Price, plus the financing cost or benefit (“Forward Point”). Forward Points from the quotation service providers are generally in periods of one month, two months, three months, six months, nine months and twelve months forward while the contractual forward delivery dates for the forward currency contracts traded by the Trust may be in between these periods. The Managing Owner’s policy to determine fair value for forward currency contracts involves first calculating the number of months from the date the forward currency contract is being valued to its maturity date (“Months to Maturity”), then identifying the forward currency contracts for the two forward months that are closest to the Months to Maturity (“Forward Month Contracts”). Linear interpolation is then performed between the dates of these two Forward Month

Contracts to calculate the interpolated forward point. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The Trust is for U.S. GAAP purposes an investment company in accordance with FASB Codification 946 Financial Services – Investment Companies.

During the three and nine months ended September 30, 2018 and 2017, there were no transfers of assets or liabilities between Level 1 and Level 2. The following tables represent the Trust’s investments by hierarchical level as of September 30, 2018 and December 31, 2017 in valuing the Trust’s investments at fair value. At September 30, 2018 and December 31, 2017, the Trust held no assets or liabilities classified in Level 3.

Financial Assets and Liabilities at Fair Value as of September 30, 2018

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$154,712,692	$-	$154,712,692
Short-term money market fund*	14,429,005	-	14,429,005
Exchange-traded futures contracts
Energies	1,801,772	-	1,801,772
Grains	390,457	-	390,457
Interest rates	249,455	-	249,455
Livestock	1,790	-	1,790
Metals	(252,830)	-	(252,830)
Softs	(53,068)	-	(53,068)
Stock indices	2,650,697	-	2,650,697

Total exchange-traded futures contracts	4,788,273	-	4,788,273

Over-the-counter forward currency contracts	-	(1,080,085)	(1,080,085)

Total futures and forward currency contracts (2)	4,788,273	(1,080,085)	3,708,188

Total financial assets at fair value	$173,929,970	$(1,080,085)	$172,849,885

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$26,757,755
Investments in U.S. Treasury notes held in custody			127,954,937
Total investments in U.S. Treasury notes			$154,712,692

(2)
Net unrealized appreciation on open futures and forward currency contracts			$4,868,897
Net unrealized depreciation on open futures and forward currency contracts			(1,160,709)
Total net unrealized appreciation on open futures and forward currency contracts			$3,708,188

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2017

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$187,647,232	$-	$187,647,232
Short-term money market fund*	22,962,966	-	22,962,966
Exchange-traded futures contracts
Energies	2,301,846	-	2,301,846
Grains	57,255	-	57,255
Interest rates	(1,713,319)	-	(1,713,319)
Livestock	(6,580)	-	(6,580)
Metals	(180,253)	-	(180,253)
Softs	22,364	-	22,364
Stock indices	352,813	-	352,813

Total exchange-traded futures contracts	834,126	-	834,126

Over-the-counter forward currency contracts	-	(3,864,397)	(3,864,397)

Total futures and forward currency contracts (2)	834,126	(3,864,397)	(3,030,271)

Total financial assets at fair value	$211,444,324	$(3,864,397)	$207,579,927

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$43,659,062
Investments in U.S. Treasury notes held in custody			143,988,170
Total investments in U.S. Treasury notes			$187,647,232

(2)
Net unrealized appreciation on open futures and forward currency contracts			$1,183,274
Net unrealized depreciation on open futures and forward currency contracts			(4,213,545)
Total net unrealized appreciation on open futures and forward currency contracts			$(3,030,271)

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.